Consolidated Statements of Comprehensive Loss - CHF (SFr)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Comprehensive Loss
Revenue from contract with customer	SFr 2,916,308	SFr 3,612,819	SFr 2,762,830
Other income	236,997	266,324	70,835
Operating costs
Research and development	(12,840,540)	(10,373,200)	(12,453,876)
General and administration	(5,818,682)	(5,749,217)	(4,983,946)
Total operating costs	(18,659,222)	(16,122,417)	(17,437,822)
Operating loss	(15,505,917)	(12,243,274)	(14,604,157)
Finance income	217,015	35,304	36,874
Finance expense	(63,012)	(650,629)	(213,321)
Finance result	154,003	(615,325)	(176,447)
Net loss before tax	(15,351,914)	(12,858,599)	(14,780,604)
Income tax expense	0	0	0
Net loss for the year	SFr (15,351,914)	SFr (12,858,599)	SFr (14,780,604)
Basic loss per share for loss attributable to the ordinary equity holders of the Company	SFr (0.45)	SFr (0.48)	SFr (0.56)
Diluted loss per share for loss attributable to the ordinary equity holders of the Company	SFr (0.45)	SFr (0.48)	SFr (0.56)
Items that will never be reclassified to profit and loss:
Remeasurements of retirement benefits obligations	SFr 260,548	SFr (233,529)	SFr (745,855)
Items that may be classified subsequently to profit and loss:
Exchange difference on translation of foreign operations	(295)	(4,069)	(838)
Other comprehensive income/(loss) for the year, net of tax	260,253	(237,598)	(746,693)
Total comprehensive loss for the year	SFr (15,091,661)	SFr (13,096,197)	SFr (15,527,297)